Income Taxes (Tables)	12 Months Ended
Sep. 30, 2019
Income Tax Disclosure [Abstract]
Schedule of provision for (benefit from) income taxes
	Year Ended September 30, 2019	Year Ended September 30, 2018
Current
Federal	$-	$-
State	-	-
	-	50
Deferred
Federal	-	-
State	-	-
	-	-
Total income tax provision (benefit)	$-	$-

Schedule of reconciliation of the provision for income taxes at the federal statutory rate
	Year Ended September 30, 2019	Year Ended September 30, 2018
U.S. Federal (tax benefit) provision at statutory rate	$(1,494,183)	$(2,021,203)
State (tax benefit) income taxes, net of federal benefit	(601,231)	(473,129)
Permanent differences	1,017,899	61,491
True up	(575,537)
Change in Federal tax rate	-	2,499,867
Changes in valuation allowance	1,653,052	(67,026)
Total	$-	$-

Schedule of deferred tax assets and liabilities
	September 30, 2019	September 30, 2018
Deferred Tax Assets
Stock-based compensation	$1,415,118	$760,339
Net operating losses	5,496,575	4,650,053
Other	-	-
Total deferred tax assets	6,911,693	5,410,392
Valuation allowance	(6,911,693)	(5,258,641)
Net deferred tax assets	-	151,751

Deferred Tax Liabilities
Identifiable intangibles - Howco Purchase	-	(151,751)
Total deferred tax liabilities	-	(151,751)
Net deferred tax	$-	$-